Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Fiscal Year	Summary Compensation Table for PEO(1)	Compensation Actually Paid to PEO(2)	Average Summary Compensation Table Total for non-PEO NEOs(3)	Average Compensation Actually Paid to non-PEO NEOs(4)	Value of Initial Fixed $100 Investment Based On:		Net Income(7)	Product and Service Revenue(8)
					Total Shareholder Return(5)	Peer Group Total Shareholder Return(6)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2022	$6,606,916	$14,647,188	$2,600,645	$3,224,270	$113.74	$111.27	$(356,422,516)	$125,121,318
2021	$7,105,916	$(14,431,563)	$2,833,814	$(18,373)	$100.55	$124.89	$(281,310,336)	$72,142,717
2020	$8,780,936	$26,328,963	$2,878,149	$4,800,096	$174.61	$125.69	$(282,089,412)	$13,293,751

Company Selected Measure Name	Product and Service Revenue
Named Executive Officers, Footnote [Text Block]	The dollar amounts reported in column (b) are the amounts of total compensation reported for Mr. Foley (our CEO) for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation—Executive Compensation Tables—Summary Compensation Table.”The dollar amounts reported in column (d) represent the average of the amounts reported for the Company’s NEOs as a group (excluding Mr. Foley, who has served as our CEO since 2019) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs (excluding Mr. Foley) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2022, Tobin Schilke, Dustin Sjuts, Dwight Moxie and Abhay Joshi; (ii) for 2021, Tobin Schilke, Dustin Sjuts, Abhay Joshi and Aubrey Rankin and (iii) for 2020, Tobin Schilke, Dustin Sjuts, Dwight Moxie and Abhay Joshi.
Peer Group Issuers, Footnote [Text Block]	Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the same peer group identified in our stock performance graph on page 72 of our FY2022 10-K.
PEO Total Compensation Amount	$ 6,606,916	$ 7,105,916	$ 8,780,936
PEO Actually Paid Compensation Amount	$ 14,647,188	(14,431,563)	26,328,963
Adjustment To PEO Compensation, Footnote [Text Block]	The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Mr. Foley, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Foley during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Foley’s total reported compensation for each year to determine the compensation actually paid:

Year	Reported Summary Compensation Table Total for PEO		Reported Value of Equity Awards(a)		Equity Award Adjustments(b)		Compensation Actually Paid to PEO
2022	$6,606,916	-	$5,278,215	+	$13,318,487	=	$14,647,188
2021	$7,105,916	-	$5,702,878	+	$(15,834,601)	=	$(14,431,563)
2020	$8,780,936	-	$7,794,350	+	$25,342,377	=	$26,328,963

(a)The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.

(b)The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Current Year Awards Outstanding as of Year End		Fair Value as of Year End for Prior Year Awards Outstanding as of Year End		Fair Value as of Vesting Date for Prior Year Awards That Vested During the Year		Fair Value as of Vesting Date for Current Year Awards That Vested During the Year		Fair Value as of Vesting Date for Dividend Equivalents That Vested During the Year		Fair Value as of Prior Year End for Prior Year Awards		Total Fair Value of Equity Adjustments (i)
2022	$7,615,229	+	$10,148,509	+	$6,169,273	+	$377,663	+	$—	-	$10,992,188	=	$13,318,487
2021	$1,065,121	+	$9,927,068	+	$6,344,538	+	$206,812	+	$—	-	$33,378,139	=	$(15,834,601)
2020	$3,778,686	+	$29,599,453	+	$13,823,263	+	$1,841,315	+	$—	-	$23,700,340	=	$25,342,377

Non-PEO NEO Average Total Compensation Amount	$ 2,600,645	2,833,814	2,878,149
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,224,270	(18,373)	4,800,096
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the NEOs as a group (excluding Mr. Foley), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding Mr. Foley) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total reported compensation for the NEOs as a group (excluding Mr. Foley) for each year to determine the compensation actually paid, using the same methodology described above in Note 2:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs		Average Reported Value of Equity Awards		Average Equity Award Adjustments(a)		Average Compensation Actually Paid to Non-PEO NEOs
2022	$2,600,645	-	$1,837,926	+	$2,461,551	=	$3,224,270
2021	$2,833,814	-	$2,076,405	+	$(775,782)	=	$(18,373)
2020	$2,878,149	-	$2,548,683	+	$4,470,631	=	$4,800,096

(a)The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Year End Fair Value of Current Year Awards Outstanding as of Year End		Fair Value as of Year End for Prior Year Awards Outstanding as of Year End		Fair Value as of Vesting Date for Prior Year Awards That Vested During the Year		Fair Value as of Vesting Date for Current Year Awards That Vested During the Year		Fair Value as of Vesting Date for Dividend Equivalents That Vested During the Year		Fair Value as of Prior Year End for Prior Year Awards		Total Fair Value of Equity Adjustments (i)
2022	$1,682,090	+	$1,662,709	+	$827,587	+	$127,072	+	$—	-	$1,837,907	=	$2,461,551
2021	$667,840	+	$1,032,726	+	$1,118,026	+	$101,474	+	$—	-	$3,695,848	=	$(775,782)
2020	$3,188,804	+	$870,537	+	$532,383	+	$650,426	+	$—	-	$771,518	=	$4,470,631

(i)Total Equity Award Adjustments value may differ from amount reported in the table under Footnote 4 above due to rounding.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid and Cumulative TSR
As demonstrated by the following graph, the amount of compensation actually paid to Mr. Foley and the average amount of compensation actually paid to the Company’s NEOs as a group (excluding Mr. Foley) is aligned with the Company’s cumulative TSR over the three years presented in the table. The alignment of compensation actually paid with the Company’s cumulative TSR over the period presented is because a significant portion of the compensation actually paid to Mr. Foley and to the other NEOs is comprised of equity awards. As described in more detail in the section “Executive Compensation—Compensation Discussion and Analysis,” the Company generally structures a significant portion of target compensation granted to the NEOs to be comprised of equity awards, including time-vesting stock awards, option awards and performance-vesting stock awards.

Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid and Net Income (Loss)
Although we received DAXXIFY® GL Approval, we expect to continue to incur losses for the foreseeable future. Consequently, we did not use net income (loss) as a performance measure in our executive compensation program. Moreover, as an early commercial stage company with a limited history of product revenue associated with DAXXIFY®, the RHA® Collection of dermal fillers and the Fintech Platform, we do not believe there is any meaningful relationship between our net loss and compensation actually paid to our NEOs during the periods presented.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Compensation Actually Paid and Revenue

While the Company uses numerous financial and non-financial performance measures for the purpose of evaluating performance for the Company’s compensation programs, the Company has determined that Product and Service Revenue is the financial performance measure that, in the Company’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by the Company to link compensation actually paid to the Company’s NEOs, for the most recently completed fiscal year, to Company performance.

The following graph demonstrates, the amount of compensation actually paid to Mr. Foley and the average amount of compensation actually paid to the Company’s NEOs as a group (excluding Mr. Foley) in comparison with the Company’s Product and Service Revenue over the three years presented in the table.

Total Shareholder Return Vs Peer Group [Text Block]
Cumulative TSR of the Company and Cumulative TSR of the Peer Group

As demonstrated by the following graph, the Company’s cumulative TSR over the three year period presented in the table was 14%, while the cumulative TSR of the peer group presented for this purpose, the NASDAQ Biotechnology Index, was 11% over the three years presented in the table. For more information regarding the Company’s performance and the companies that the Compensation Committee considers when determining compensation, refer to “Executive Compensation—Compensation Discussion and Analysis.”

Total Shareholder Return Amount	$ 113.74	100.55	174.61
Peer Group Total Shareholder Return Amount	111.27	124.89	125.69
Net Income (Loss)	$ (356,422,516)	$ (281,310,336)	$ (282,089,412)
Company Selected Measure Amount	125,121,318	72,142,717	13,293,751
PEO Name	Mr. Foley
Additional 402(v) Disclosure [Text Block]	Total Equity Award Adjustments value may differ from amount reported in the table under Footnote 2 above due to rounding. The fair values of stock options vested during the fiscal year or outstanding as of fiscal year end were estimated using the Black-Scholes option pricing model with the following assumptions, which are materially different from the assumptions used for estimating the grant-date fair value as reported in the “Option Awards” columns in the Summary Compensation Table:

Year Ended December 31,
	2022	2021	2020
Expected term (in years)	2.2 – 6.7	3.6– 6.4	3.6 – 6.1
Expected volatility	60.1 - 72.9%	54.2 – 64.1%	56.9 – 63.4%
Risk-free interest rate	1.1 – 4.6%	0.3 – 1.4%	0.2 – 1.7%
Expected dividend rate	—%	—%	—%
Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period.The dollar amounts reported represent the amount of net loss reflected in the Company’s audited financial statements for the applicable year. Although we received DAXXIFY® GL Approval, we expect to continue to incur losses for the foreseeable future. Consequently, the Company did not use net income (loss) as a performance measure in its executive compensation program.
Analysis of the Information Presented in the Pay Versus Performance Table

As described in more detail in the section “Executive Compensation—Compensation Discussion and Analysis,” the Company’s executive compensation program reflects a pay-for-performance philosophy that emphasizes variable pay opportunities based on performance goals and stockholder value. The Company generally seeks to incentivize long-term performance, and has not specifically aligned Company performance measures with “compensation actually paid”, as computed in accordance with Item 402(v) of Regulation S-K, for a particular year. In accordance with Item 402(v) of Regulation S-K, the Company is providing the following descriptions of the relationships between information presented in the Pay versus Performance table.

Equity Award Adjustment Assumptions, Expected Term, Minimum	2 years 2 months 12 days	3 years 7 months 6 days	3 years 7 months 6 days
Equity Award Adjustment Assumptions, Expected Term, Maximum	6 years 8 months 12 days	6 years 4 months 24 days	6 years 1 month 6 days
Equity Award Adjustment Assumptions, Expected Volatility, Minimum	60.10%	54.20%	56.90%
Equity Award Adjustment Assumptions, Expected Volatility, Maximum	72.90%	64.10%	63.40%
Equity Award Adjustment Assumptions, Risk-Free Interest Rate, Minimum	1.10%	0.30%	0.20%
Equity Award Adjustment Assumptions, Risk-Free Interest Rate, Maximum	4.60%	1.40%	1.70%
Equity Award Adjustment Assumptions, Expected dividend Rate	0.00%	0.00%	0.00%
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Product and Service Revenue
Non-GAAP Measure Description [Text Block]	Product and Service Revenue is selected as the measure we believe represents the most important financial performance measure not otherwise presented in the table above that we use to link compensation actually paid to our NEOs for 2022 to our Company’s performance. Product and Service Revenue is the Company’s Product Revenue plus Service Revenue, each as calculated in accordance with GAAP. Product Revenue means revenue recognized from the sale of DAXXIFY® and the RHA® Collection of dermal fillers, as disclosed in our quarterly and annual financial statements. Service Revenue means revenue recognized from the Fintech Platform and classified as service revenue, as disclosed in our quarterly and annual financial statements. Total Revenue, as calculated in accordance with GAAP, includes Collaboration Revenue, which represents collaboration revenue from our onabotulinumtoxinA biosimilar program with Viatris and partnership with Fosun, as disclosed in our quarterly an annual financial statements, in addition to Product and Service Revenue.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	DAXXIFY® GL Approval
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Stock Price
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted Product and Service Revenue, which is a non-GAAP financial measure, and means (a) product revenue recognized from the sale of the RHA® Collection of dermal fillers, as disclosed in our quarterly and annual financial statements and (b) revenue recognized from the Fintech Platform and classified as service revenue, as disclosed in our quarterly and annual financial statements, adjusted to exclude cost of service revenue (exclusive of amortization)
PEO [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 5,278,215	$ 5,702,878	$ 7,794,350
PEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	13,318,487	(15,834,601)	25,342,377
PEO [Member] | Equity Awards Granted During the Year, Outstanding [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	7,615,229	1,065,121	3,778,686
PEO [Member] | Equity Awards Granted in Prior Years, Outstanding [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	10,148,509	9,927,068	29,599,453
PEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	6,169,273	6,344,538	13,823,263
PEO [Member] | Equity Awards Granted during the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	377,663	206,812	1,841,315
PEO [Member] | Equity Awards, Value for Dividend Equivalents Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0	0	0
PEO [Member] | Equity Awards, Prior Year Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	10,992,188	33,378,139	23,700,340
Non-PEO NEO [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,837,926	2,076,405	2,548,683
Non-PEO NEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,461,551	(775,782)	4,470,631
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Outstanding [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	1,682,090	667,840	3,188,804
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Outstanding [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	1,662,709	1,032,726	870,537
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	827,587	1,118,026	532,383
Non-PEO NEO [Member] | Equity Awards Granted during the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	127,072	101,474	650,426
Non-PEO NEO [Member] | Equity Awards, Value for Dividend Equivalents Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0	0	0
Non-PEO NEO [Member] | Equity Awards, Prior Year Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	$ 1,837,907	$ 3,695,848	$ 771,518